May 1, 2008

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, NE
Washington, D.C.  20549-4644

Subject:    Multi-Flex Variable Account of
  Nationwide Life Insurance Company
  SEC File No.  033-23905
  CIK No. 0000356723

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Multi-Flex Variable Account (the “Variable Account”) and Nationwide Life Insurance Company (“the Company”), we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 23 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2008.

Please contact the undersigned at (614) 249-3492 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ DARRELL PIERRE

Darrell Pierre
Assistant General Counsel